Statements of Change in Shareholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2016	22,635,000
Beginning balance, value at Dec. 31, 2016	$ 22,635	$ 199,365	$ (222,000)	$ 0
Shares returned and cancelled from prior management, shares	(18,125,000)
Shares returned and cancelled from prior management, value	$ (18,125)	18,125
Debt balance forfeited by prior management		93,981		93,981
Shares issued to new officers related to change of control, shares	22,500,000
Shares issued to new officers related to change of control, value	$ 22,500	(22,500)
Contributed services		2,754		2,754
Net loss			(102,904)	(102,904)
Ending balance, shares at Dec. 31, 2017	27,010,000
Ending balance, value at Dec. 31, 2017	$ 27,010	291,725	(324,904)	(6,169)
Shares issued for cash, shares	301,000
Shares issued for cash, value	$ 301	300,699		301,000
Shares issued for services, shares	600,000
Shares issued for services, value	$ 600	712,394		712,994
Deemed distribution, shares	200,000
Deemed distribution, value	$ 200	(200)
Contribution from shareholders		200		200
Net loss			(745,877)	(745,877)
Ending balance, shares at Mar. 31, 2018	28,111,000
Ending balance, value at Mar. 31, 2018	$ 28,111	1,304,818	(1,070,781)	262,148
Beginning balance, shares at Dec. 31, 2017	27,010,000
Beginning balance, value at Dec. 31, 2017	$ 27,010	291,725	(324,904)	(6,169)
Shares issued for cash, shares	912,400
Shares issued for cash, value	$ 912	911,488		912,400
Shares issued for services, shares	1,516,500
Shares issued for services, value	$ 1,517	1,710,690		1,712,207
Deemed distribution, shares	200,000
Deemed distribution, value	$ 200	(200)
Debt balance forfeited by prior management				0
Contribution from shareholders		200		200
Net loss			(2,228,620)	(2,228,620)
Ending balance, shares at Dec. 31, 2018	29,638,900
Ending balance, value at Dec. 31, 2018	$ 29,639	2,913,903	(2,553,524)	390,018
Shares issued for services, shares	857,500
Shares issued for services, value	$ 857	2,230,534		2,231,391
Net loss			(2,448,499)	(2,448,499)
Ending balance, shares at Mar. 31, 2019	30,496,400
Ending balance, value at Mar. 31, 2019	$ 30,496	$ 5,144,437	$ (5,002,023)	$ 172,910